Leases (Tables)	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
Schedule of Lease Liabilities

As of December 31, 2024 and June 30, 2025, lease liabilities consist of the following:

	As of December 31,	As of June 30,
	2024	2025

Lease liabilities - current portion	$101,947	$79,342
Lease liabilities - non-current portion	$29,378	$-
Total	$131,325	$79,342

Other lease information is as follows:

	For the six months ended June 30,
	2024	2025
Weighted-average remaining lease term - operating leases	1.8 year	0.8 years
Weighted-average discount rate - operating leases	5.8%	6.03%

Schedule of Future Minimum Payments under Operating Leases

The following is a schedule of future minimum payments under operating leases as of June 30, 2025:

As of June 30,
2025	$51,662
2026	29,743
Total lease payments	81,405
Less: imputed interest	(2,063)
Total operating lease liabilities, net of interest	$79,342